N-2	Jul. 24, 2024
Cover [Abstract]
Entity Central Index Key	0001885778
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	John Hancock Asset-Based Lending Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
Risks Related to Equipment Investments
The fund may invest in equipment lease certificates. These are debt obligations secured by leases on equipment (such as office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property, the title of which is held by a trustee while the property is being used by the borrower. In addition, investments in the equipment sector may be subject to the risk that technological innovations may render existing products and equipment obsolete.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Risks Related to Equipment Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Equipment Investments
The fund may invest in equipment lease certificates. These are debt obligations secured by leases on equipment (such as office equipment), with the issuer of the certificate being the owner and lessor of the equipment. Equipment trust certificates are debt obligations secured by an interest in property, the title of which is held by a trustee while the property is being used by the borrower. In addition, investments in the equipment sector may be subject to the risk that technological innovations may render existing products and equipment obsolete.
You should read this supplement in conjunction with the Prospectus and retain it for your future reference.